Schedule of allowance for stock obsolescence (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Allowance for stock obsolesces, beginning balance	$ 24,281	$ 24,331
Reversal	(21,172)
Exchange difference	(608)	(50)
Allowance for stock obsolesces ending balance	$ 2,501	$ 24,281